COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2014
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of common shares

	Number of Shares	Amount
	(thousands)	(millions of Canadian dollars)
Outstanding at January 1, 2012	731,872	14,037
Issuance of common shares for cash	6,509	269
Outstanding at December 31, 2012	738,381	14,306
Issuance of common shares for cash	18,733	899
Outstanding at December 31, 2013	757,114	15,205
Issuance of common shares for cash	22,365	1,115
Outstanding at December 31, 2014	779,479	16,320

Schedule of weighted average assumptions
The Company used a binomial model for determining the fair value of options granted applying the following weighted average assumptions:

year ended December 31	2014	2013	2012
Expected Life (years)	6.0	6.0	5.9
Interest rate	1.8%	1.7%	1.6%
Volatility[1]	17%	18.0%	19.0%
Dividend yield	3.8%	3.7%	4.2%
Forfeiture rate	5%	15%	15%

1 Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.

Summary of additional stock option information
The following table summarizes additional stock option information:

year ended December 31	2014		2013		2012
(millions of Canadian dollars, unless noted otherwise)
Total intrinsic value of options exercised	$68		$25		$18
Fair value of options that have vested	$113		$65		$49
Total options vested	2.0	million	1.3	million	1.0	million